Aggregate Minimum Future Payments Under Office Leases (Detail) (USD $)	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 600,000
2015	600,000
2016	644,168
2017	646,088
2018	672,970
thereafter	3,230,883
Total	$ 6,394,109